Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of unvested restricted share units
	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2020	427,076	$2.54
Granted	18,000	$1.64
Vested	(18,000)	$1.77
Unvested at December 31, 2021	427,076	$2.53
Granted	18,000	$1.16
Vested	(137,880)	$2.37
Unvested at December 31, 2022	307,196	$2.52

Schedule of share based compensation operating expenses
	For the Years Ended December 31,
	2022	2021	2020
Selling and marketing expenses	$61,607	$111,997	$93,439
General and administrative expenses	99,170	99,826	74,911
Total share-based compensation expenses	$160,777	$211,823	$168,350